Summary of Significant Accounting Policies (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Mandated fees under Affordable Care Act	$ 7,222	$ 5,642